Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended
Sep. 30, 2014
Cash flows from operating activities:
Net income	$ (4,875)
Adjustments to reconcile to net cash provided by operating activities:
Stock-based compensation	3,283
Depreciation and amortization	1,931
Deferred income tax (benefit) expense	20
Provision for doubtful accounts	42
Loss on disposal of equipment	30
Changes in operating assets and liabilities:
Accounts receivable	(85)
Prepaid expenses	(368)
Trade accounts payable	(245)
Accrued expenses	67
Net cash provided by operating activities	(200)
Cash flows from investing activities:
Capitalized internally developed software costs	(912)
Purchases of property and equipment	(2,499)
Payments for acquisition	(2,385)
Net change in funds held for clients	(14,964)
Net cash provided by (used in) investing activities	(20,760)
Cash flows from financing activities:
Net change in client funds obligation	14,964
Payments on initial public offering costs	(75)
Proceeds from exercise of stock options	66
Net cash (used in) provided by financing activities	14,955
Net Change in Cash and Cash Equivalents	(6,005)
Cash and Cash Equivalents-Beginning of Year	78,848
Cash and Cash Equivalents-End of Year	72,843
Supplemental disclosure of non-cash investing and financing activities
Purchases of property and equipment, accrued but not paid	488
Supplemental disclosure of cash flow information
Cash paid for income taxes	$ 2